SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Credit Loss [Abstract]
Beginning balance	$ 93,032	$ 73,386
Additions	16,891	15,569
Write-off uncollectible balance	(99,548)
Foreign currency translation adjustments	4,316	4,077
Ending balance	$ 14,691	$ 93,032